Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2018
Revenue Recognition [Abstract]
Schedule of disaggregated revenue
Year ended December 31, 2018
Total

Type of contract
T&M contracts	$169,416
Fixed-priced contracts	120,291

Total	$289,707

Timing of revenue recognition
Products transferred at a point in time	6,521
Products and services transferred over time	283,186

Total	$289,707

Schedule of trade receivables, contract assets and contract liabilities from contracts with customers
	December 31,
	2017	2018

Trade receivables	41,708	38,953
Unbilled receivables	11,518	20,206
Deferred revenues (short-term contract liabilities)	16,513	18,057
Deferred revenues (long-term contract liabilities) *)	-	702

*) Included in other long-term liabilities in the consolidated balance sheets